Investment Portfolioas of November 30, 2023 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 95.6%
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $5,482,544)	175,684	1,770,895
Canada 8.6%
Agnico Eagle Mines Ltd.	63,100	3,387,623
Alimentation Couche-Tard, Inc.	140,430	8,010,083
Brookfield Asset Management Ltd. "A" (a)	101,800	3,564,257
Brookfield Corp.	407,300	14,365,583
Canadian National Railway Co.	36,600	4,247,051
Lululemon Athletica, Inc.*	6,200	2,770,160
(Cost $15,907,936)		36,344,757
China 4.7%
Alibaba Group Holding Ltd. (ADR)*	23,100	1,729,728
ANTA Sports Products Ltd.	204,000	2,122,480
BYD Co., Ltd. "H"	43,000	1,156,657
Meituan "B", 144A*	17,710	203,103
Minth Group Ltd.	476,633	1,032,629
Ping An Insurance Group Co. of China Ltd. "H"	1,120,500	5,149,933
Tencent Holdings Ltd.	171,800	7,193,433
Trip.com Group Ltd.*	33,650	1,181,374
(Cost $23,870,710)		19,769,337
Denmark 1.2%
Novo Nordisk AS "B" (Cost $3,090,861)	48,800	4,964,328
France 13.7%
Air Liquide SA	11,800	2,232,108
Airbus SE	32,186	4,780,347
Capgemini SE	37,800	7,741,586
Cie de Saint-Gobain SA	51,900	3,381,019
LVMH Moet Hennessy Louis Vuitton SE	9,511	7,277,089
Schneider Electric SE	28,220	5,196,784
Teleperformance SE	28,900	4,043,697
TotalEnergies SE	196,700	13,379,956
Vinci SA	83,939	10,270,878
(Cost $41,251,147)		58,303,464
Germany 12.4%
adidas AG	7,300	1,533,204
Allianz SE (Registered)	42,950	10,800,392
Auto1 Group SE 144A* (a)	89,671	565,200
Brenntag SE	39,500	3,413,133
Deutsche Boerse AG	57,600	10,940,065
Deutsche Post AG	71,000	3,334,529
Deutsche Telekom AG (Registered)	180,851	4,330,756
Evotec SE*	123,360	2,506,332
SAP SE	51,200	8,132,054

Siemens Healthineers AG 144A	63,000	3,637,606
TeamViewer SE 144A*	114,600	1,661,841
Wacker Chemie AG	8,460	1,037,014
Zalando SE 144A*	34,000	810,107
(Cost $52,397,622)		52,702,233
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $916,192)	449,501	4,570,845
Ireland 3.9%
Experian PLC	128,700	4,725,251
Flutter Entertainment PLC*	7,500	1,170,589
ICON PLC* (b)	20,400	5,445,576
Kerry Group PLC "A"	62,170	5,021,125
(Cost $12,627,489)		16,362,541
Israel 0.6%
CyberArk Software Ltd.* (b) (Cost $2,115,426)	12,500	2,490,875
Italy 0.5%
Stevanato Group SpA (c) (Cost $2,341,638)	76,300	2,013,557
Japan 6.8%
Anycolor, Inc.*	16,400	427,168
Daikin Industries Ltd.	32,200	4,818,555
Fast Retailing Co., Ltd.	21,200	5,381,807
Hoya Corp.	54,300	6,110,465
Keyence Corp.	15,300	6,551,081
Lasertec Corp.	8,900	1,968,612
MISUMI Group, Inc.	118,789	1,931,137
Shiseido Co., Ltd.	62,300	1,671,554
(Cost $20,512,555)		28,860,379
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $4,953,388)	116,442	6,586,109
Netherlands 7.3%
Adyen NV 144A*	1,800	2,101,872
Argenx SE*	2,700	1,203,150
ASML Holding NV	13,750	9,363,157
DSM BV* (a) (d)	26,293	2,673,675
ING Groep NV	419,600	5,881,407
NXP Semiconductors NV (b)	10,001	2,041,004
Prosus NV	86,574	2,869,789
Universal Music Group NV	179,200	4,731,131
(Cost $24,659,214)		30,865,185
Norway 0.4%
Mowi ASA (Cost $2,165,238)	94,500	1,681,740
Singapore 3.4%
DBS Group Holdings Ltd.	565,000	13,439,395
Sea Ltd. (ADR)*	30,000	1,086,600
(Cost $10,140,598)		14,525,995

Sweden 2.8%
Assa Abloy AB "B"	180,395	4,626,793
Hexagon AB "B"	261,400	2,613,783
Spotify Technology SA* (c)	24,578	4,549,634
(Cost $9,796,626)		11,790,210
Switzerland 7.7%
Alcon, Inc.	53,800	4,050,615
Lonza Group AG (Registered)	24,300	9,411,975
Nestle SA (Registered)	104,018	11,833,442
Roche Holding AG (Genusschein)	23,609	6,343,317
Sportradar Holding AG "A"* (b)	125,700	1,264,542
(Cost $22,745,040)		32,903,891
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	8,285,090
United Kingdom 4.6%
AstraZeneca PLC	61,900	7,943,276
Farfetch Ltd. "A"* (a) (c)	70,000	81,900
Halma PLC	109,300	2,944,742
Rentokil Initial PLC	1,494,730	8,087,513
VTEX "A"* (c)	67,294	462,310
(Cost $21,935,884)		19,519,741
United States 8.5%
Marsh & McLennan Companies, Inc.	44,245	8,823,338
Mastercard, Inc. "A"	12,970	5,367,375
NVIDIA Corp.	23,950	11,201,415
Schlumberger NV	131,380	6,837,015
Thermo Fisher Scientific, Inc.	7,600	3,767,776
(Cost $12,022,144)		35,996,919
Uruguay 3.6%
Globant SA*	54,500	12,033,600
MercadoLibre, Inc.*	2,140	3,467,784
(Cost $6,149,688)		15,501,384
Total Common Stocks (Cost $297,812,411)		405,809,475

Preferred Stocks 0.6%
Germany
Sartorius AG (Cost $1,619,726)	7,440	2,397,608

Other Investments 0.6%
Brazil
Cia Vale do Rio Doce *(Cost $0)	389,000	2,751,324

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (e) (f) (Cost $5,177,745)	5,177,745	5,177,745

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 5.38% (e) (Cost $10,543,087)	10,543,087	10,543,087

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $315,152,969)	100.5	426,679,239
Other Assets and Liabilities, Net	(0.5)	(2,005,134)
Net Assets	100.0	424,674,105
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (e) (f)
3,377,504	1,800,241 (g)	—	—	—	7,654	—	5,177,745	5,177,745
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 5.38% (e)
12,466,921	16,834,444	18,758,278	—	—	48,676	—	10,543,087	10,543,087
15,844,425	18,634,685	18,758,278	—	—	56,330	—	15,720,832	15,720,832

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $4,657,501, which is 1.1% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At November 30, 2023 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	83,614,949	20%
Financials	82,204,512	20%
Industrials	67,427,532	16%
Health Care	59,795,581	15%
Consumer Discretionary	34,618,142	8%
Consumer Staples	28,217,944	7%
Communication Services	22,781,032	6%
Energy	20,216,971	5%
Materials	12,081,744	3%
Total	410,958,407	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,770,895	$—	$—	$1,770,895
Canada	36,344,757	—	—	36,344,757
China	1,729,728	18,039,609	—	19,769,337
Denmark	—	4,964,328	—	4,964,328
France	—	58,303,464	—	58,303,464
Germany	—	52,702,233	—	52,702,233
Hong Kong	—	4,570,845	—	4,570,845
Ireland	5,445,576	10,916,965	—	16,362,541
Israel	2,490,875	—	—	2,490,875
Italy	2,013,557	—	—	2,013,557
Japan	—	28,860,379	—	28,860,379
Korea	—	6,586,109	—	6,586,109
Netherlands	2,041,004	26,150,506	2,673,675	30,865,185
Norway	—	1,681,740	—	1,681,740
Singapore	1,086,600	13,439,395	—	14,525,995
Sweden	4,549,634	7,240,576	—	11,790,210
Switzerland	1,264,542	31,639,349	—	32,903,891
Taiwan	—	8,285,090	—	8,285,090
United Kingdom	544,210	18,975,531	—	19,519,741
United States	35,996,919	—	—	35,996,919
Uruguay	15,501,384	—	—	15,501,384
Preferred Stocks	—	2,397,608	—	2,397,608
Other Investments	2,751,324	—	—	2,751,324
Short-Term Investments (a)	15,720,832	—	—	15,720,832
Total	$129,251,837	$294,753,727	$2,673,675	$426,679,239

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH1
R-080548-2 (1/25)